INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Operating Partnerships within the Fund (Details) - item	Mar. 31, 2021	Mar. 31, 2020
Number Of Operating Partnerships
Number Of Operating Partnerships	33	68
Series Twenty [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty One [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Two [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Three [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Four [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Five [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Six [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	1	3
Series Twenty Seven [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Eight [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Twenty Nine [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	2	5
Series Thirty [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty One [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty Two [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	1	3
Series Thirty Three [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	1	2
Series Thirty Four [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	1	2
Series Thirty Five [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty Six [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty Seven [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty Eight [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Thirty Nine [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Forty [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	0
Series Forty One [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	2	8
Series Forty Two [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	2	6
Series Forty Three [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	0	11
Series Forty Four [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	2	3
Series Forty Five [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	11	13
Series Forty Six [Member]
Number Of Operating Partnerships
Number Of Operating Partnerships	10	12